Trade and Miscellaneous Receivables and Other Current Assets - Summary of Other Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of other receivables [abstract]
Advances to suppliers	€ 24		€ 69
Receivables from employees	11		12
Tax receivables	87		135
Receivables for grants from the government and public entities	91		207
Sundry receivables	211		222
Total	€ 424	€ 645	€ 645